S000006699 [Member] Investment Strategy - Loomis Sayles Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities and warrants. The Fund focuses on stocks of large-capitalization companies, but the Fund may invest in companies of any size.
The Fund normally invests across a wide range of sectors and industries. The Fund’s portfolio manager employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s portfolio manager also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be).
The Fund will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.
The Fund may also invest up to 20% of its assets in foreign securities, including depositary receipts and emerging market securities. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non-U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in interests in real estate investment trusts (“REITs”), and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and other privately placed investments such as private equity investments. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.